11. Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Liabilities included in disposal groups classified as held for sale others
Schedule of other income and expenses
11.	Other income and expenses
	2020	2019	2018
PIS and COFINS credit - exclusion of ICMS (VAT tax) from the basis of calculation	1,514	-	-
Reimbursements from E&P partnership operations	912	480	331
Pension and medical benefits - retirees	889	(1,371)	(1,401)
Equalization of expenses - Production Individualization Agreements	701	2	(279)
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control	499	6,046	416
Early termination and cash outflows revision of lease agreements	276	60	-
Amounts recovered from Lava Jato investigation	155	220	457
Fines imposed on suppliers	95	260	223
Unscheduled stoppages and pre-operating expenses	(1,441)	(1,321)	(1,282)
Voluntary Separation Plan - PDV	(1,017)	(198)	2
Losses with legal, administrative and arbitration proceedings	(493)	(1,520)	(2,283)
Variable compensation program (*)	(439)	(643)	(265)
Gains / (losses) on decommissioning of returned/abandoned areas	(342)	(155)	621
Gains/(losses) with Commodities Derivatives	(308)	(370)	(416)
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments	(43)	(34)	-
Profit sharing	-	(43)	(442)
Employee Career and Compensation Plan - PCR	-	(2)	(293)
Agreement with US Authorities	-	-	(895)
Others	40	(212)	(254)
Total	998	1,199	(5,760)
(*) In 2020, it includes a US$ 84 reversal related to the provision recognized in 2019, and US$3 expense related to Directors variable compensation.